Consolidated statement of comprehensive income (Parenthetical) € in Millions, £ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 EUR (€)
UBI DAC
Disclosure of transactions between related parties [line items]
Net (loss) gain as a result of significant movements in underlying actuarial assumptions		£ 176	€ 205	£ (90)	€ (101)
Main Scheme
Disclosure of transactions between related parties [line items]
Contribution under the MoU to strengthen funding of the Main section	£ 500
Increase (decrease) in equity	£ (365)
UK Government Investments Ltd | UBI DAC
Disclosure of transactions between related parties [line items]
Net (loss) gain as a result of significant movements in underlying actuarial assumptions				£ (90)